Senior Notes and Secured Indebtedness - Summary of Senior Notes Redemption Prices Percentage (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2016	104.25%	104.25%
2017	102.125%	102.125%
2018 and thereafter	100.00%	100.00%